Document and Entity Information	12 Months Ended
Mar. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Nov 30, 2011
Registrant Name	UNIFIED SERIES TRUST
Central Index Key	0001199046
Amendment Flag	false
Document Creation Date	Oct 15, 2012
Document Effective Date	Oct 15, 2012
Prospectus Date	Mar 29, 2012

ROOSEVELT MULTI-CAP FUND

Supplement to the Prospectus dated March 29, 2012

Supplement dated October 15, 2012

New Investor Class Designation

Effective October 15, 2012, existing shares of the Roosevelt Multi-Cap Fund (the “Fund”) have been designated “Investor Class” shares, and a new class of shares, the “Institutional Class,” is being offered through a separate prospectus.

Reduction in Fees

Effective October 15, 2012, the Fund’s adviser, The Roosevelt Investment Group, Inc., has contractually agreed to lower its fee from 1.00% to 0.90%. The adviser receives a universal fee for providing investment advice and paying operating expenses of the Fund. The “Summary Section — Fees and Expenses of the Fund” subsection of the Fund’s prospectus is replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee	NON	E

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees[1]	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.18%

Total Annual Fund Operating Expenses	1.34%

[1]	Restated to reflect the new, lower fee. Effective October 15, 2012, the Fund’s adviser has contractually agreed to reduce its fee from 1.00% to 0.90%.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$136	$425	$734	$1,613

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Mar 29, 2012
Supplement [Text Block]	ust11_SupplementTextBlock

ROOSEVELT MULTI-CAP FUND

Supplement to the Prospectus dated March 29, 2012

Supplement dated October 15, 2012

New Investor Class Designation

Effective October 15, 2012, existing shares of the Roosevelt Multi-Cap Fund (the “Fund”) have been designated “Investor Class” shares, and a new class of shares, the “Institutional Class,” is being offered through a separate prospectus.

Reduction in Fees

Effective October 15, 2012, the Fund’s adviser, The Roosevelt Investment Group, Inc., has contractually agreed to lower its fee from 1.00% to 0.90%. The adviser receives a universal fee for providing investment advice and paying operating expenses of the Fund. The “Summary Section — Fees and Expenses of the Fund” subsection of the Fund’s prospectus is replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee	NON	E

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees[1]	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.18%

Total Annual Fund Operating Expenses	1.34%

[1]	Restated to reflect the new, lower fee. Effective October 15, 2012, the Fund’s adviser has contractually agreed to reduce its fee from 1.00% to 0.90%.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$136	$425	$734	$1,613

ROOSEVELT MULTI-CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ust11_SupplementTextBlock

ROOSEVELT MULTI-CAP FUND

Supplement to the Prospectus dated March 29, 2012

Supplement dated October 15, 2012

New Investor Class Designation

Effective October 15, 2012, existing shares of the Roosevelt Multi-Cap Fund (the “Fund”) have been designated “Investor Class” shares, and a new class of shares, the “Institutional Class,” is being offered through a separate prospectus.

Reduction in Fees

Effective October 15, 2012, the Fund’s adviser, The Roosevelt Investment Group, Inc., has contractually agreed to lower its fee from 1.00% to 0.90%. The adviser receives a universal fee for providing investment advice and paying operating expenses of the Fund. The “Summary Section — Fees and Expenses of the Fund” subsection of the Fund’s prospectus is replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee	NON	E

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees[1]	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.18%

Total Annual Fund Operating Expenses	1.34%

[1]	Restated to reflect the new, lower fee. Effective October 15, 2012, the Fund’s adviser has contractually agreed to reduce its fee from 1.00% to 0.90%.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$136	$425	$734	$1,613

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect the new, lower fee. Effective October 15, 2012, the Fund's adviser has contractually agreed to reduce its fee from 1.00% to 0.90%.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
ROOSEVELT MULTI-CAP FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90% [1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
1 year	rr_ExpenseExampleYear01	136
3 years	rr_ExpenseExampleYear03	425
5 years	rr_ExpenseExampleYear05	734
10 years	rr_ExpenseExampleYear10	1,613

[1]	Restated to reflect the new, lower fee. Effective October 15, 2012, the Fund's adviser has contractually agreed to reduce its fee from 1.00% to 0.90%.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Mar 29, 2012
Document Creation Date	dei_DocumentCreationDate	Oct 15, 2012